REVENUES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Operating lease income	$ 1,400	$ 1,694
Software and technology services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 3,300	3,000
Construction services | Nuclear power generation
Disclosure of operating segments [line items]
Initial remaining performance obligation, expected timing of satisfaction period	2 years
Remaining performance obligation, expected timing of satisfaction period	5 years
Construction services | Construction services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 5,500	5,700
Construction services | Software and technology services | Nuclear power generation
Disclosure of operating segments [line items]
Initial remaining performance obligation, expected timing of satisfaction period	2 years
Industrials | Waste and wastewater services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 8,900	$ 8,300
Remaining performance obligation, expected timing of satisfaction period	23 years